Quarterly Report
September 30, 2021
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
September 30, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	4

Elfun International Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.9% †
Australia - 1.6%
BHP Group PLC	129,626	$3,268,145
Brazil - 0.5%
Itau Unibanco Holding S.A. ADR (a)	183,361	966,313
Canada - 1.2%
Brookfield Asset Management Inc., Class A (a)	46,839	2,509,344
France - 16.4%
Air Liquide S.A.	32,280	5,172,645
AXA S.A.	130,371	3,614,875
BNP Paribas S.A.	68,053	4,356,332
Cie de Saint-Gobain	38,944	2,622,173
Dassault Systemes SE	55,675	2,931,443
LVMH Moet Hennessy Louis Vuitton SE	8,210	5,883,570
Safran S.A.	32,196	4,074,279
Vivendi SE	109,924	1,384,654
Worldline S.A. (b)(c)	51,766	3,947,961
		33,987,932
Germany - 6.8%
adidas AG	8,100	2,546,796
HeidelbergCement AG	40,143	2,996,354
Infineon Technologies AG	114,550	4,687,312
SAP SE	28,383	3,840,197
		14,070,659
Hong Kong - 2.7%
AIA Group Ltd.	486,967	5,602,263
Ireland - 1.4%
Kerry Group PLC, Class A	22,039	2,962,884
Japan - 26.1%
Daikin Industries Ltd.	24,500	5,328,532
Disco Corp.	11,000	3,073,231
FANUC Corp.	7,800	1,705,951
Fast Retailing Company Ltd.	4,120	3,030,938
Hoya Corp.	38,052	5,921,926
Kao Corp.	45,300	2,689,199
Komatsu Ltd.	138,800	3,315,698
Mitsubishi UFJ Financial Group Inc.	773,626	4,561,681
Murata Manufacturing Company Ltd.	48,091	4,243,091
Nidec Corp.	14,673	1,613,492
Recruit Holdings Company Ltd.	100,100	6,103,340
Secom Company Ltd.	26,300	1,897,453
Shimadzu Corp.	78,657	3,445,644
Shiseido Company Ltd.	56,762	3,805,368
Tokio Marine Holdings Inc.	62,898	3,363,186
		54,098,730
Netherlands - 9.1%
ASML Holding N.V.	9,902	7,401,203
	Number of Shares	Fair Value
ING Groep N.V.	307,846	$4,477,938
Koninklijke DSM N.V.	20,217	4,045,007
Universal Music Group N.V. (c)	109,924	2,944,768
		18,868,916
Norway - 1.8%
Equinor ASA	145,138	3,696,262
Portugal - 1.0%
Galp Energia SGPS S.A.	187,558	2,131,384
Spain - 3.9%
Cellnex Telecom S.A. (b)	54,624	3,374,235
Industria de Diseno Textil S.A.	126,384	4,652,802
		8,027,037
Sweden - 2.1%
Assa Abloy AB, Class B	154,284	4,478,247
Switzerland - 8.9%
Nestle S.A.	59,643	7,179,453
Novartis AG	67,031	5,491,183
Roche Holding AG	15,848	5,778,460
		18,449,096
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	134,900	2,790,013
United Kingdom - 9.8%
Ashtead Group PLC	59,520	4,502,489
AstraZeneca PLC	48,300	5,825,111
London Stock Exchange Group PLC	39,012	3,912,077
Prudential PLC	176,924	3,435,704
Vodafone Group PLC	1,698,757	2,586,808
		20,262,189
United States - 3.3%
Schneider Electric SE	40,866	6,809,916
Total Common Stock (Cost $137,243,207)		202,979,330
Short-Term Investments - 1.5%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (a)(d)(e)	1,618,278	1,618,278
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (a)(d)(e)	1,385,647	1,385,647
Total Short-Term Investments (Cost $3,003,925)		3,003,925
Total Investments (Cost $140,247,132)		205,983,255
Other Assets and Liabilities, net - 0.6%		1,302,518
NET ASSETS - 100.0%		$207,285,773

See Notes to Schedule of Investments.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	December 2021	11	$1,303,807	$1,246,850	$(56,957)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to $7,322,196 or 3.53% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	Non-income producing security.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$12,757,544	$190,221,786	$—	$202,979,330
Short-Term Investments	3,003,925	—	—	3,003,925
Total Investments in Securities	$15,761,469	$190,221,786	$—	$205,983,255
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(56,957)	—	—	(56,957)
Total Other Financial Instruments	$(56,957)	$—	$—	$(56,957)
The Fund was invested in the following sectors at September 30, 2021 (unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.30%
Diversified Banks	6.97%
Building Products	6.03%
Semiconductor Equipment	5.08%
Packaged Foods & Meats	4.93%
Life & Health Insurance	4.39%
Apparel, Accessories & Luxury Goods	4.10%
See Notes to Schedule of Investments.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Sector	Percentage (based on Fair Value)
Electrical Components & Equipment	4.09%
Apparel Retail	3.73%
Semiconductors	3.63%
Application Software	3.28%
Personal Products	3.16%
Human Resource & Employment Services	2.96%
Healthcare Supplies	2.88%
Integrated Oil & Gas	2.82%
Industrial Gases	2.51%
Trading Companies & Distributors	2.19%
Electronic Components	2.06%
Aerospace & Defense	1.98%
Specialty Chemicals	1.96%
Data Processing & Outsourced Services	1.92%
Financial Exchanges & Data	1.90%
Multi-Line Insurance	1.76%
Electronic Equipment & Instruments	1.67%
Integrated Telecommunication Services	1.64%
Property & Casualty Insurance	1.63%
Construction Machinery & Heavy Trucks	1.61%
Diversified Metals & Mining	1.59%
Construction Materials	1.45%
Movies & Entertainment	1.43%
Wireless Telecommunication Services	1.25%
Asset Management & Custody Banks	1.22%
Security & Alarm Services	0.92%
Industrial Machinery	0.83%
Broadcasting	0.67%
98.54%
Short-Term Investments
Short-Term Investments	1.46%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,998,676	$1,998,676	$10,061,650	$10,442,048	$—	$—	1,618,278	$1,618,278	$102
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,981,767	1,981,767	10,061,541	10,657,661	—	—	1,385,647	1,385,647	467
TOTAL		$3,980,443	$20,123,191	$21,099,709	$—	$—		$3,003,925	$569
See Notes to Schedule of Investments.
Elfun International Equity Fund	3

Elfun International Equity Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2021, the independent fair value service was used for certain foreign securities in the Fund's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets
4

Elfun International Equity Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2021, the Fund entered into futures contracts for the Equitization of Cash
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